REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
REVENUE
8.	REVENUE
Remaining performance obligation
—The Company is recognizing revenue at a point in time when the closing has occurred and any right of rescission under applicable state law has expired. As of December 31, 2022 and 2021, there are $322,150 and $
1,678,791 in revenues allocated to performance obligations to be satisfied, of which all are expected to be recognized as revenue in the following year when the right of rescission has expired.
Disaggregated Revenue
—The following table presents a disaggregation of the Company’s revenue by major sources for the years ended December 31, 2022 and 2021:

	2022	2021
Agent	$12,156,552	$7,668,256
Broker	9,938,808	11,378,713
Client direct	3,108,103	3,545,175

Total	$25,203,463	$22,592,144

Contract Balances
—The balances of contract liabilities arising from contracts with customers for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Contract liabilities—beginning of year	$1,678,791	$1,068,250
Additions to Contract Liabilities	322,150	1,678,791
Recognition of revenue deferred in the prior year	(1,678,791)	(1,068,250)

Contract liabilities—end of year	$322,150	$1,678,791

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
REVENUE
4.	REVENUE
Disaggregated Revenue-
The following table presents a disaggregation of Abacus’ revenue by major sources for three months ended June 30, 2023 and 2022, and for six months ended June 30, 2023 and 2022:

	Three Months Ended June 30, 2023	Three Months Ended September 30, 2022	Six Months Ended June 30, 2023	Nine Months Ended September 30, 2022
Agent	$3,334,402	$2,982,371	$7,143,016	$8,673,072
Broker	2,809,499	2,128,912	4,675,973	7,856,882
Client direct	740,789	920,197	1,365,687	2,516,190

Total	$6,884,690	$6,031,480	$13,184,676	$19,046,144